Stockholders' Equity - Shares of Common Stock Reserved for Future Issuance (Details) - LendingClub Corp [Member] - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Options outstanding	30,580,231
Total reserved for future issuance	95,940,598	88,803,240
Options And Restricted Stock Units [Member]
Class of Stock [Line Items]
Options outstanding	62,082,821	52,652,310
Total reserved for future issuance	28,449,336	33,560,939
Employee Stock [Member]
Class of Stock [Line Items]
Total reserved for future issuance	5,408,441	2,589,991	3,000,000